Corporate general and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Corporate general and administrative expenses [abstract]
Salaries and benefits	$ 446	$ 423	$ 1,333	$ 1,306
Directors' fees	95	72	241	196
Share-based payments	271	521	1,609	1,568
Professional fees	479	102	851	511
Office and general	368	397	1,193	1,196
Corporate general and administrative expenses	$ 1,659	$ 1,515	$ 5,227	$ 4,777